Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Timing difference in revenue recognition	¥ 244,215
Provision for accounts receivable and contract assets and loans receivable	168,398	¥ 77,578
Net accumulated losses-carry forward	117,850	69,454
Payroll and welfare payable and other temporary difference	12,379	5,831
Quality assurance obligations	2,016	45,128
Less: Valuation allowance	(89,117)	(42,233)	¥ (6,245)	¥ (40,143)
Total deferred tax assets	455,741	155,758
Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(36,989)	(58,897)
Other taxable temporary difference		(2,044)
Withholding tax for undistributed earnings	(76,036)	(18,000)
Total deferred tax liabilities	¥ (137,632)	¥ (103,548)